Document and Entity Information	Dec. 04, 2019
Cover [Abstract]
Entity Address, State or Province	CA
Amendment Flag	false
Entity Central Index Key	0000883241
Document Type	8-K
Document Period End Date	Dec. 04, 2019
Entity Registrant Name	SYNOPSYS, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	000-19807
Entity Tax Identification Number	56-1546236
Entity Address, Address Line One	690 East Middlefield Road
Entity Address, City or Town	Mountain View
Entity Address, Postal Zip Code	94043
City Area Code	650
Local Phone Number	584-5000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock ($0.01 par value)
Trading Symbol	SNPS
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false